Annual Operating Expenses - FidelityOTCK6Portfolio-PRO - FidelityOTCK6Portfolio-PRO - Fidelity OTC K6 Portfolio - Fidelity OTC K6 Portfolio	Sep. 28, 2024
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%